Income Taxes - Components of Income/(Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Income Tax Examination [Line Items]
Loss before income tax	$ (139,089)	$ (122,314)	$ (109,568)
U.S.
Income Tax Examination [Line Items]
Loss before income tax	(144,119)	(126,549)	(111,676)
Foreign
Income Tax Examination [Line Items]
Loss before income tax	$ 5,030	$ 4,235	$ 2,108